Events After the Reporting Period	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Events After the Reporting Period
Events After the Reporting Period

Note 10. Events After the Reporting Period

Through the date of adoption of these interim financial statements 356,742 ADSs were sold. After deducting fees, and expenses, total proceeds to the Company from the sales of the ADSs were $0.3 million.

On December 21, 2023 the company closed a Private Placement related to the issuance and sale of 9,726,898 of the Company’s ordinary shares, DKK 1 nominal value (“Ordinary Shares”), represented by American Depositary Shares (“ADSs”), and accompanying warrants (the “Warrants”) to purchase up to 9,726,898 Ordinary Shares represented by ADSs at a purchase price of $0.544 per Ordinary Share for an aggregate purchase price of $5.3 million. The Warrants are exercisable immediately upon issuance, have a term of three years, and an exercise price equal to $0.707 per Ordinary Share. Each Ordinary Share is represented by one (1) ADS. The Private Placement was priced at-the-market under Nasdaq rules.

The gross proceeds to the Company from the Private Placement are $5.3 million, and if warrants are exercised up to an additional $6.9 million of gross proceeds upon exercise of the Warrants before deducting offering expenses payable by the Company. The Company intends to use the proceeds from the Private Placement for working capital and general corporate purposes. No brokerage, finder’s fees, or commissions were payable by the Company in connection with the Private Placement. In connection with such sales, the Company registered aggregate share capital increases of nominal DKK 9,726,898 with the Danish Business Authority.

Note 25. Events After the Reporting Period

Vaccine Discovery Collaboration Agreement

Effective January 1, 2023 the Company entered into a Vaccine Discovery Collaboration Agreement with ExpreS2ion Biotech Holding AB’s affiliate ExpreS2ion Biotechnologies ApS (“ExpreS2ion”) for the joint development of a novel cytomegalovirus (CMV) vaccine candidate. During the discovery phase of the collaboration, Evaxion will use its proprietary AI platform, RAVEN, to design a next-generation vaccine candidate that elicits both cellular and humoral/antibody responses. The antigen constructs derived from Evaxion’s AI platform will be produced by ExpreS2ion in the company’s ExpreS2 platform, followed by assessments in Evaxion’s state-of-the-art pre-clinical models. The joint discovery project will be included in Evaxion’s development pipeline under EVX-V1.

Under the terms of the collaboration, ExpreS2ion will have the exclusive right to license the CMV vaccine candidate under a potential Development and Commercialization Agreement. The research and intellectual property licensing costs for the collaboration project will be divided 50/50 between the parties until 2025, with all costs expected to be contained in each party’s existing operating expenses. A potential future Development and Commercialization Agreement for the jointly discovered CMV vaccine candidate is expected to include an upfront payment and future milestone payments to Evaxion from ExpreS2ion not exceeding a six-digit USD amount, as well as sub-licensing royalty to Evaxion from ExpreS2ion based on mid to lower two-digit percentage range of third-party licensee income depending on the clinical development stage of the CMV asset at the time of sublicensing.

Share Issuances After the Reporting Period

During the period between January 1, 2023 and March 3, 2023 the Company sold 2,298,594 ADSs representing the Company’s ordinary shares, DKK 1 nominal value, with each ADS representing one ordinary shares, at a volume weighted average price (VWAP) of $1.90 per ADS. The ADSs were sold pursuant to the Sales Agreement with JonesTrading dated October 3, 2022. After deducting fees, and expenses, total proceeds to the Company from the sales of the ADSs were approximately $4.2 million. In connection with such sales, the Company registered aggregate share capital increases of nominal DKK 2,298,594 with the Danish Business Authority.